Asset retirement obligations (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Asset Retirement Obligation

The following table provides a summary of our asset retirement obligation activity during the years ended December 31, 2012 and 2011.

	For the year ended December 31,
	2012	2011
Beginning balance	$46,493	$41,695
Liabilities incurred in current period	1,079	2,522
Liabilities settled in current period	(2,303)	(1,354)
Accretion expense	3,945	3,630

	49,214	46,493
Less current portion	2,900	2,900

	$46,314	$43,593